Document and Entity Information	Oct. 20, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Oct. 20, 2022
Entity Registrant Name	AMARIN CORP PLC\UK
Entity Incorporation, State or Country Code	X0
Entity File Number	000-21392
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	Iconic Offices, The Greenway
Entity Address, Address Line Two	Block C Ardilaun Court
Entity Address, Address Line Three	112-114 St Stephens Green
Entity Address, City or Town	Dublin
Entity Address, Postal Zip Code	2
Entity Address, Country	IE
Country Region	353
City Area Code	(0) 1
Local Phone Number	6699 020
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	American Depositary Shares (ADS(s)), each ADS representing the right to receive one (1) Ordinary Share of Amarin Corporation plc
Trading Symbol	AMRN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	At the time of the Original Filing, the Board had not made a determination regarding Board committee assignments for Mr. Berger and Ms. Murphy. This amended Current Report on Form 8-K is being filed to report that, in connection with the retirement of Lars Ekman and Patrick J. O’Sullivan, on January 5, 2023, the Board appointed Mr. Berger and Ms. Murphy to the Nominating and Corporate Governance Committee, designating Mr. Berger as Chair, effective immediately. Mr. Berger and Ms. Murphy will join Kristine Peterson on the Committee. Other than the preceding disclosure, no other disclosure reported in the Original Filing is amended pursuant to this Report.
Entity Central Index Key	0000897448